CONSOLIDATING FINANCIAL STATEMENTS - Comprehensive income (loss) statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidating financial statements
Net earnings (loss)	$ 717.1	$ (25.6)
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value	49.0	(25.8)
Items to be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value	23.6	(47.9)
Cash flow hedges - reclassified to profit or loss	5.5	(9.1)
Total other comprehensive income (loss), net of tax	78.1	(82.8)
Total comprehensive income (loss)	795.2	(108.4)
Attributable to non-controlling interest	(1.5)	(2.0)
Attributable to common shareholders	796.7	(106.4)
Income tax expense (recovery), equity investments	0.3	(0.3)
Income tax expense (recovery), cash flow hedges - effective portion	4.5	(20.9)
Income tax expense, cash flow hedges- reclassed to profit or loss	3.2	0.2
Total Guarantors
Consolidating financial statements
Net earnings (loss)	718.6	(23.6)
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value	49.6	(24.2)
Items to be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value	23.6	(47.9)
Cash flow hedges - reclassified to profit or loss	5.5	(9.1)
Total other comprehensive income (loss), net of tax	78.7	(81.2)
Equity in other comprehensive income (loss) of intercompany investments	(0.6)	(1.6)
Total comprehensive income (loss)	796.7	(106.4)
Attributable to common shareholders	796.7	(106.4)
Income tax expense (recovery), cash flow hedges - effective portion	4.5	(20.9)
Income tax expense, cash flow hedges- reclassed to profit or loss	3.2	0.2
Kinross Gold Corp.
Consolidating financial statements
Net earnings (loss)	718.6	(23.6)
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value	49.6	(24.2)
Items to be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value	14.2	(12.1)
Cash flow hedges - reclassified to profit or loss	(0.3)	(6.7)
Total other comprehensive income (loss), net of tax	63.5	(43.0)
Equity in other comprehensive income (loss) of intercompany investments	14.6	(39.8)
Total comprehensive income (loss)	796.7	(106.4)
Attributable to common shareholders	796.7	(106.4)
Income tax expense (recovery), cash flow hedges - effective portion	1.3	(3.0)
Income tax expense, cash flow hedges- reclassed to profit or loss	(0.1)
Guarantor Subsidiaries
Consolidating financial statements
Net earnings (loss)	824.4	78.1
Items to be reclassified to profit or loss in subsequent periods:
Cash flow hedges - effective portion of changes in fair value	9.4	(35.8)
Cash flow hedges - reclassified to profit or loss	5.8	(2.4)
Total other comprehensive income (loss), net of tax	15.2	(38.2)
Total comprehensive income (loss)	839.6	39.9
Attributable to common shareholders	839.6	39.9
Income tax expense (recovery), cash flow hedges - effective portion	3.2	(17.9)
Income tax expense, cash flow hedges- reclassed to profit or loss	3.3	0.2
Guarantor Adjustments
Consolidating financial statements
Net earnings (loss)	(824.4)	(78.1)
Items to be reclassified to profit or loss in subsequent periods:
Equity in other comprehensive income (loss) of intercompany investments	(15.2)	38.2
Total comprehensive income (loss)	(839.6)	(39.9)
Attributable to common shareholders	(839.6)	(39.9)
Non-guarantors
Consolidating financial statements
Net earnings (loss)	543.4	374.6
Items that will not be reclassified to profit or loss:
Equity investments at fair value through other comprehensive income ("FVOCI") - net change in fair value	(0.6)	(1.6)
Items to be reclassified to profit or loss in subsequent periods:
Total other comprehensive income (loss), net of tax	(0.6)	(1.6)
Total comprehensive income (loss)	542.8	373.0
Attributable to non-controlling interest	(1.5)	(2.0)
Attributable to common shareholders	544.3	375.0
Income tax expense (recovery), equity investments	0.3	(0.3)
Eliminations
Consolidating financial statements
Net earnings (loss)	(544.9)	(376.6)
Items to be reclassified to profit or loss in subsequent periods:
Equity in other comprehensive income (loss) of intercompany investments	0.6	1.6
Total comprehensive income (loss)	(544.3)	(375.0)
Attributable to common shareholders	$ (544.3)	$ (375.0)